May 4, 2016

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control—EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)
RiverSource® Builder Select Variable Annuity
RiverSource® Signature One Select Variable Annuity
RiverSource® Signature One Variable Annuity
Wells Fargo Advantage® Variable Annuity
Wells Fargo Advantage® Builder Variable Annuity
File Nos.: 333-139762/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 21 filed on April 26, 2016 and Post-Effective Amendment No. 22 filed on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford Assistant General Counsel and Assistant Secretary